Summary of Significant Accounting Policies - Revenue - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized Contract Cost [Line Items]
Storage rental	$ 751,070	$ 708,056	$ 2,870,119	$ 2,754,091	$ 2,681,087
Service	496,976	373,984	$ 1,621,412	1,393,179	1,581,497
Commissions asset
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period			3 years
Intake Costs asset
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period			3 years
GLOBAL DATA CENTER BUSINESS
Capitalized Contract Cost [Line Items]
Storage rental	87,451	67,157	$ 289,592	263,695	246,925
Service			37,306	15,617	10,226
GLOBAL DATA CENTER BUSINESS | Power and connectivity
Capitalized Contract Cost [Line Items]
Storage rental	$ 28,318	$ 13,133	$ 62,185	$ 47,451	$ 43,269